Gotham Enhanced 500 ETF

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising - 0.2%
Omnicom Group, Inc. (1)	3,744	$356,242
The Interpublic Group of Company, Inc.	7,252	279,782
		636,024
Aerospace & Defense - 1.4%
The Boeing Co. (2)	1,523	321,597
General Dynamics Corp.	2,690	578,753
Howmet Aerospace, Inc.	7,770	385,081
L3Harris Technologies, Inc.	500	97,885
Lockheed Martin Corp.	3,712	1,708,930
Northrop Grumman Corp.	1,141	520,068
Raytheon Technologies Corp.	3,833	375,481
TransDigm Group, Inc. (1)	334	298,653
		4,286,448
Agriculture - 1.5%
Altria Group, Inc.	40,536	1,836,281
Archer-Daniels-Midland Co.	11,005	831,538
Bunge Ltd.	406	38,306
Philip Morris International, Inc.	17,534	1,711,669
		4,417,794
Airlines - 0.2%
Alaska Air Group, Inc. (2)	311	16,539
American Airlines Group, Inc. (2)	13,481	241,849
Delta Air Lines, Inc.	1,734	82,434
Southwest Airlines Co.	1,582	57,284
United Airlines Holdings, Inc. (2)	766	42,031
		440,137
Apparel - 0.3%
Nike, Inc. - Class A	4,060	448,102
Ralph Lauren Corp. - Class A (1)	193	23,797
Tapestry, Inc. (1)	4,587	196,324
VF Corp.	8,032	153,331
		821,554
Auto Manufacturers - 2.0%
Cummins, Inc.	350	85,806
Ford Motor Co.	10,518	159,137
General Motors Co.	31,764	1,224,820
PACCAR, Inc.	10,266	858,751
Tesla, Inc. (2)	14,180	3,711,899
		6,040,413
Auto Parts & Equipment - 0.0% (4)
Aptiv PLC (2)	711	72,586
BorgWarner, Inc.	617	30,177
		102,763
Banks - 2.8%
Bank of America Corp. (1)	60,275	1,729,290
The Bank of New York Mellon Corp.	3,540	157,601
Citigroup, Inc.	6,036	277,897
Citizens Financial Group, Inc. (1)	3,646	95,088
Comerica, Inc.	995	42,148
Fifth Third Bancorp (1)	5,132	134,510
The Goldman Sachs Group, Inc.	1,089	351,246
Huntington Bancshares, Inc.	3,869	41,708
JPMorgan Chase & Co.	21,747	3,162,884
KeyCorp (1)	7,060	65,234
M&T Bank Corp.	1,237	153,091
Morgan Stanley	5,251	448,435
Northern Trust Corp.	1,569	116,326
The PNC Financial Services Group, Inc.	3,014	379,613
Regions Financial Corp.	2,684	47,829
State Street Corp.	1,085	79,400
Truist Financial Corp.	10,952	332,393
U.S. Bancorp (1)	11,574	382,405
Wells Fargo & Co.	11,721	500,252
Zions Bancorp N.A. (1)	1,203	32,313
		8,529,663
Beverages - 1.3%
Brown-Forman Corp. - Class A	1,268	84,677
The Coca-Cola Co.	31,940	1,923,427
Constellation Brands, Inc. - Class 1	452	111,251
Keurig Dr Pepper, Inc.	31,621	988,788
Molson Coors Brewing Co. - Class B	510	33,578
Monster Beverage Corp. (2)	2,745	157,673
PepsiCo, Inc.	3,627	671,793
		3,971,187
Biotechnology - 2.4%
Amgen, Inc.	8,521	1,891,832
Biogen, Inc. (2)	2,885	821,792
Bio-Rad Laboratories, Inc. - Class A (2)	73	27,676
Corteva, Inc.	1,746	100,046
Gilead Sciences, Inc.	26,138	2,014,456
Illumina, Inc. (1)(2)	1,183	221,801
Incyte Corp. (2)	1,673	104,144
Moderna, Inc. (2)	1,009	122,593
Regeneron Pharmaceuticals, Inc. (2)	2,428	1,744,615
Vertex Pharmaceuticals, Inc. (2)	668	235,076
		7,284,031
Building Materials - 0.2%
Carrier Global Corp.	2,189	108,815
Johnson Controls International PLC	1,791	122,039
Martin Marietta Materials, Inc.	139	64,175
Masco Corp.	588	33,739
Mohawk Industries, Inc. (1)(2)	178	18,363
Trane Technologies PLC	594	113,608
Vulcan Materials Co.	284	64,025
		524,764
Chemicals - 0.9%
Air Products and Chemicals, Inc.	590	176,723
Albemarle Corp.	294	65,588
Celanese Corp.	268	31,034
CF Industries Holdings, Inc.	4,039	280,387
Dow, Inc.	1,842	98,105
DuPont de Nemours, Inc.	10,240	731,546
Eastman Chemical Co.	309	25,869
Ecolab, Inc.	745	139,084
FMC Corp.	326	34,015
International Flavors & Fragrances, Inc.	671	53,405
Linde PLC	1,284	489,307
LyondellBasell Industries NV	836	76,770
The Mosaic Co.	7,634	267,190
PPG Industries, Inc.	624	92,539
The Sherwin-Williams Co.	669	177,633
		2,739,195
Commercial Services - 1.3%
Automatic Data Processing, Inc.	6,631	1,457,428
Cintas Corp.	216	107,369
CoStar Group, Inc. (2)	1,051	93,539
Equifax, Inc. (1)	302	71,061
FleetCor Technologies, Inc. (2)	553	138,847
Gartner, Inc. (2)	1,539	539,127
Global Payments, Inc.	746	73,496
MarketAxess Holdings, Inc.	93	24,312
Moody's Corp.	570	198,201
PayPal Holdings, Inc. (2)	10,269	685,250
Quanta Services, Inc. (1)	325	63,846
Robert Half International, Inc.	279	20,986
Rollins, Inc.	1,300	55,679
S&P Global, Inc.	907	363,607
United Rentals, Inc.	154	68,587
Verisk Analytics, Inc.	316	71,426
		4,032,761
Computers - 9.3%
Accenture PLC - Class A	1,655	510,700
Apple, Inc.	118,770	23,037,817
Cognizant Technology Solutions Corp.	3,808	248,586
DXC Technology Co. (1)(2)	562	15,017
EPAM Systems, Inc. (2)	407	91,473
Fortinet, Inc. (2)	1,835	138,708
Hewlett Packard Enterprise Co.	28,680	481,824
HP, Inc.	22,366	686,860
International Business Machines Corp.	15,310	2,048,631
Leidos Holdings, Inc.	356	31,499
NetApp, Inc.	4,014	306,670
Seagate Technology Holdings PLC	3,905	241,602
Western Digital Corp. (2)	822	31,178
		27,870,565
Cosmetics & Personal Care - 1.4%
Colgate-Palmolive Co.	10,787	831,031
The Estee Lauder Companies, Inc.	923	181,259
The Procter & Gamble Co.	21,449	3,254,671
		4,266,961
Distribution & Wholesale - 0.4%
Copart, Inc. (2)	1,074	97,960
Fastenal Co. (1)	1,540	90,845
LKQ Corp.	692	40,323
Pool Corp.	96	35,965
W.W. Grainger, Inc.	989	779,915
		1,045,008
Diversified Financial Services - 3.7%
American Express Co.	2,010	350,142
Ameriprise Financial, Inc.	770	255,763
BlackRock, Inc.	1,313	907,467
Capital One Financial Corp.	1,208	132,119
Cboe Global Markets, Inc.	777	107,234
The Charles Schwab Corp.	9,795	555,181
CME Group, Inc. - Class A	2,697	499,727
Discover Financial Services	730	85,300
Franklin Resources, Inc. (1)	11,169	298,324
Intercontinental Exchange, Inc.	4,207	475,728
Invesco Ltd.	3,463	58,213
Mastercard, Inc. - Class A	7,145	2,810,129
Nasdaq, Inc.	11,079	552,288
Raymond James Financial, Inc. (1)	611	63,403
Synchrony Financial	1,314	44,571
T. Rowe Price Group, Inc.	1,823	204,212
Visa, Inc. - Class A (1)	15,448	3,668,591
		11,068,392
Electric - 0.9%
The AES Corp.	1,772	36,734
Alliant Energy Corp.	662	34,742
Ameren Corp.	714	58,312
American Electric Power Co., Inc.	1,353	113,923
CenterPoint Energy, Inc. (1)	1,695	49,409
CMS Energy Corp.	759	44,591
Consolidated Edison, Inc.	889	80,366
Constellation Energy Corp. (1)	841	76,994
Dominion Energy, Inc.	2,193	113,575
DTE Energy Co.	542	59,631
Duke Energy Corp.	2,061	184,954
Edison International (1)	1,023	71,047
Entergy Corp.	552	53,748
Evergy, Inc.	609	35,578
Eversource Energy	896	63,544
Exelon Corp.	2,617	106,617
FirstEnergy Corp. (1)	1,528	59,409
NextEra Energy, Inc.	5,269	390,960
NRG Energy, Inc.	697	26,061
PG&E Corp. (2)	15,071	260,427
Pinnacle West Capital Corp. (1)	278	22,646
PPL Corp.	1,916	50,697
Public Service Enterprise Group, Inc.	1,291	80,829
Sempra Energy	832	121,131
The Southern Co.	2,846	199,931
WEC Energy Group, Inc.	821	72,445
Xcel Energy, Inc.	1,434	89,152
		2,557,453
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	1,693	274,063
Emerson Electric Co.	1,529	138,206
Generac Holdings, Inc. (2)	156	23,264
		435,533
Electronics - 0.6%
Agilent Technologies, Inc.	780	93,795
Allegion plc	240	28,805
Amphenol Corp.	1,655	140,592
Fortive Corp.	2,660	198,888
Garmin Ltd.	975	101,683
Honeywell International, Inc.	4,143	859,672
Keysight Technologies, Inc. (2)	438	73,343
Mettler-Toledo International, Inc. (2)	55	72,140
TE Connectivity Ltd. (1)	811	113,670
Trimble, Inc. (2)	672	35,576
		1,718,164
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (2)	290	48,569
First Solar, Inc. (2)	262	49,804
SolarEdge Technologies, Inc. (2)	398	107,082
		205,455
Engineering & Construction - 0.0% (4)
Jacobs Solutions, Inc.	313	37,213

Entertainment - 0.1%
Caesars Entertainment, Inc. (2)	4,760	242,617
Live Nation Entertainment, Inc. (1)(2)	612	55,760
		298,377
Environmental Control - 0.1%
Pentair PLC	376	24,290
Republic Services, Inc.	785	120,238
Waste Management, Inc.	1,069	185,386
		329,914
Food - 1.9%
Campbell Soup Co.	6,730	307,628
Conagra Brands, Inc.	1,265	42,656
General Mills, Inc. (1)	4,842	371,382
The Hershey Co.	3,856	962,843
Hormel Foods Corp.	1,433	57,635
The J.M. Smucker Co. (1)	2,355	347,763
Kellogg Co. (1)	7,684	517,902
The Kraft Heinz Co. (1)	27,418	973,339
The Kroger Co.	1,863	87,561
Lamb Weston Holdings, Inc.	322	37,014
McCormick & Co., Inc.	714	62,282
Mondelez International, Inc.	23,440	1,709,714
Sysco Corp.	2,627	194,923
Tyson Foods, Inc. - Class A	1,007	51,397
		5,724,039
Forest Products & Paper - 0.1%
International Paper Co.	7,844	249,518

Gas - 0.0% (4)
Atmos Energy Corp.	345	40,137
NiSource, Inc.	1,100	30,085
		70,222
Hand & Machine Tools - 0.1%
Snap-on, Inc.	1,046	301,447
Stanley Black & Decker, Inc.	378	35,422
		336,869
Healthcare - Products - 2.0%
Abbott Laboratories	13,134	1,431,869
Align Technology, Inc. (2)	191	67,545
Baxter International, Inc.	1,310	59,683
Bio-Techne Corp.	384	31,346
Boston Scientific Corp. (2)	3,452	186,719
The Cooper Companies, Inc.	109	41,794
Danaher Corp.	5,514	1,323,360
DENTSPLY SIRONA, Inc.	655	26,213
Edwards Lifesciences Corp. (2)	1,593	150,268
GE HealthCare Technologies, Inc.	9,386	762,519
Hologic, Inc. (2)	639	51,740
IDEXX Laboratories, Inc. (1)(2)	186	93,415
Insulet Corp. (2)	167	48,153
Intuitive Surgical, Inc. (2)	789	269,791
Medtronic PLC	3,511	309,319
ResMed, Inc.	360	78,660
Revvity, Inc.	310	36,825
STERIS PLC	246	55,345
Stryker Corp.	852	259,937
Teleflex, Inc. (1)	116	28,075
Thermo Fisher Scientific, Inc.	1,017	530,620
Waters Corp. (2)	149	39,714
West Pharmaceutical Services, Inc.	182	69,609
Zimmer Biomet Holdings, Inc.	546	79,497
		6,032,016
Healthcare - Services - 1.7%
Catalent, Inc. (2)	440	19,078
Centene Corp. (2)	12,281	828,353
Charles River Laboratories International, Inc. (2)	125	26,281
DaVita, Inc. (2)	1,697	170,498
Elevance Health, Inc.	618	274,571
HCA Healthcare, Inc.	4,720	1,432,426
Humana, Inc.	310	138,610
IQVIA Holdings, Inc. (2)	493	110,812
Laboratory Corp of America Holdings	218	52,610
Molina Healthcare, Inc. (2)	1,273	383,479
Quest Diagnostics, Inc.	311	43,714
UnitedHealth Group, Inc.	3,053	1,467,394
Universal Health Services, Inc. - Class D	139	21,930
		4,969,756
Home Builders - 0.3%
D.R. Horton, Inc.	730	88,834
Lennar Corp. - Class A (1)	2,173	272,299
NVR, Inc. (2)	8	50,805
PulteGroup, Inc. (1)	4,327	336,121
		748,059
Home Furnishings - 0.0% (4)
Whirlpool Corp. (1)	152	22,616

Household Products & Wares - 0.4%
Avery Dennison Corp.	200	34,360
Church & Dwight Co., Inc.	674	67,555
Kimberly-Clark Corp.	7,311	1,009,357
The Clorox Co.	302	48,030
		1,159,302
Housewares - 0.0% (4)
Newell Brands, Inc.	1,231	10,710

Insurance - 3.5%
Aflac, Inc. (1)	1,592	111,122
The Allstate Corp.	682	74,365
American International Group, Inc.	1,893	108,923
Aon PLC	679	234,391
Arch Capital Group Ltd. (2)	8,226	615,716
Arthur J Gallagher & Co.	4,206	923,511
Assurant, Inc.	140	17,601
Berkshire Hathaway, Inc. - Class A (2)	18,108	6,174,828
Brown & Brown, Inc.	5,818	400,511
Chubb Ltd.	1,086	209,120
Cincinnati Financial Corp.	408	39,707
Everest Re Group Ltd.	96	32,819
Globe Life, Inc.	271	29,707
The Hartford Financial Services Group, Inc.	801	57,688
Lincoln National Corp.	421	10,845
Loews Corp.	661	39,250
Marsh & McLennan Companies, Inc.	1,286	241,871
MetLife, Inc.	2,027	114,586
Principal Financial Group, Inc.	659	49,979
The Progressive Corp.	1,322	174,993
Prudential Financial, Inc. (1)	996	87,867
The Travelers Companies, Inc.	602	104,543
W.R. Berkley Corp.	680	40,501
Willis Towers Watson PLC	2,355	554,602
		10,449,046
Internet - 11.6%
Alphabet, Inc. - Class A (2)	105,709	12,653,367
Amazon.com, Inc. (2)	92,983	12,121,264
Booking Holdings, Inc. (2)	83	224,127
CDW Corp.	2,768	507,928
eBay, Inc. (1)	12,144	542,715
Etsy, Inc. (1)(2)	277	23,437
Expedia Group, Inc. - Class A (1)(2)	388	42,443
F5, Inc. (2)	496	72,545
Gen Digital, Inc.	14,252	264,375
Match Group, Inc. (2)	720	30,132
Meta Platforms, Inc. - Class A (2)	23,240	6,669,415
Netflix, Inc. (2)	3,355	1,477,844
Palo Alto Networks, Inc. (1)(2)	754	192,655
VeriSign, Inc. (2)	220	49,714
		34,871,961
Iron & Steel - 0.4%
Nucor Corp. (1)	5,104	836,954
Steel Dynamics, Inc.	3,835	417,746
		1,254,700
Leisure Time - 0.0% (4)
Carnival Corp. (1)(2)	2,695	50,747
Norwegian Cruise Line Holdings Ltd. (1)(2)	1,090	23,729
Royal Caribbean Cruises Ltd. (1)(2)	541	56,124
		130,600
Lodging - 0.5%
Hilton Worldwide Holdings, Inc.	688	100,138
Las Vegas Sands Corp. (1)(2)	1,803	104,574
Marriott International, Inc.	5,787	1,063,014
MGM Resorts International	7,412	325,535
Wynn Resorts Ltd.	239	25,241
		1,618,502
Machinery - Construction & Mining - 1.0%
Caterpillar, Inc.	11,650	2,866,483

Machinery - Diversified - 0.7%
Deere & Co.	1,389	562,809
Dover Corp.	344	50,792
IDEX Corp.	187	40,254
Ingersoll Rand, Inc.	7,623	498,239
Nordson Corp. (1)	146	36,234
Otis Worldwide Corp.	7,767	691,341
Rockwell Automation, Inc.	240	79,068
Westinghouse Air Brake Technologies Corp. (1)	447	49,022
Xylem, Inc.	441	49,665
		2,057,424
Media - 2.0%
Charter Communications, Inc. - Class A (1)(2)	3,386	1,243,915
Comcast Corp. - Class A	90,371	3,754,915
FactSet Research Systems, Inc.	93	37,260
Fox Corp. - Class B (1)	10,718	364,412
News Corp. - Class A	1,769	34,496
ViacomCBS, Inc. - Class A (1)	1,701	27,063
The Walt Disney Co. (2)	4,801	428,633
Warner Bros Discovery, Inc. (1)(2)	18,408	230,836
		6,121,530
Mining - 0.1%
Freeport-McMoRan, Inc.	3,766	150,640
Newmont Corp. (1)	2,090	89,159
		239,799
Miscellaneous Manufacturers - 1.9%
3M Co.	12,509	1,252,026
A.O. Smith Corp. - Class A	3,111	226,418
Axon Enterprise, Inc. (2)	158	30,829
Eaton Corp PLC (1)	897	180,387
General Electric Co. (1)	21,429	2,353,975
Illinois Tool Works, Inc.	2,384	596,381
Parker-Hannifin Corp.	2,419	943,507
Teledyne Technologies, Inc. (2)	115	47,278
Textron, Inc.	587	39,699
		5,670,500
Office & Business Equipment - 0.0% (4)
Zebra Technologies Corp. (2)	165	48,812

Oil & Gas - 4.5%
APA Corp.	6,366	217,526
Chevron Corp.	16,602	2,612,325
ConocoPhillips	17,263	1,788,620
Coterra Energy, Inc. (1)	1,998	50,549
Devon Energy Corp.	13,236	639,828
Diamondback Energy, Inc. (1)	497	65,286
EOG Resources, Inc.	11,991	1,372,250
EQT Corp. (1)	7,411	304,814
Exxon Mobil Corp.	33,977	3,644,033
Hess Corp.	688	93,534
Marathon Oil Corp.	1,418	32,642
Marathon Petroleum Corp.	8,806	1,026,780
Occidental Petroleum Corp.	2,011	118,247
Phillips 66	10,272	979,743
Pioneer Natural Resources Co.	609	126,173
Valero Energy Corp.	2,243	263,104
		13,335,454
Oil & Gas Services - 0.5%
Baker Hughes Co.	22,192	701,489
Halliburton Co.	16,986	560,368
Schlumberger NV	3,292	161,703
		1,423,560
Packaging & Containers - 0.1%
Amcor PLC	4,208	41,996
Ball Corp. (1)	809	47,092
Packaging Corp of America (1)	1,017	134,407
Sealed Air Corp.	3,257	130,280
Westrock Co.	766	22,267
		376,042
Pharmaceuticals - 5.9%
AbbVie, Inc.	14,349	1,933,241
AmerisourceBergen Corp.	4,090	787,039
Becton Dickinson & Co.	746	196,951
Bristol-Myers Squibb Co. (1)	10,315	659,644
Cardinal Health, Inc.	5,378	508,597
The Cigna Group	6,695	1,878,617
CVS Health Corp.	28,912	1,998,687
Dexcom, Inc. (2)	913	117,330
Eli Lilly & Co.	2,136	1,001,741
Henry Schein, Inc. (2)	340	27,574
Johnson & Johnson	25,105	4,155,380
McKesson Corp.	713	304,672
Merck & Co., Inc.	8,236	950,352
Organon & Co.	5,730	119,241
Pfizer, Inc.	76,117	2,791,972
Viatris, Inc.	3,153	31,467
Zoetis, Inc.	1,206	207,685
		17,670,190
Pipelines - 0.1%
Kinder Morgan, Inc.	5,919	101,925
ONEOK, Inc.	1,168	72,089
Targa Resources Corp.	603	45,889
The Williams Companies, Inc. (1)	2,835	92,506
		312,409
Real Estate - 0.0% (4)
CBRE Group, Inc. (1)(2)	859	69,330

Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc. (1)	445	50,503
American Tower Corp.	3,520	682,669
AvalonBay Communities, Inc.	363	68,705
Boston Properties, Inc.	387	22,287
Camden Property Trust	285	31,028
Crown Castle, Inc.	3,261	371,558
Digital Realty Trust, Inc.	751	85,516
Equinix, Inc.	223	174,819
Equity Residential	1,000	65,970
Essex Property Trust, Inc.	167	39,128
Extra Space Storage, Inc.	351	52,246
Federal Realty Investment Trust	234	22,644
Healthpeak Properties, Inc.	1,415	28,442
Host Hotels & Resorts, Inc. (1)	1,979	33,307
Invitation Homes, Inc.	1,608	55,315
Iron Mountain, Inc. (1)	673	38,240
Kimco Realty Corp.	1,746	34,431
Mid-America Apartment Communities, Inc.	288	43,736
Prologis, Inc.	2,431	298,114
Public Storage (1)	433	126,384
Realty Income Corp. (1)	12,658	756,822
Regency Centers Corp.	419	25,882
SBA Communications Corp.	798	184,944
Simon Property Group, Inc.	838	96,772
UDR, Inc. (1)	905	38,879
Ventas, Inc.	1,052	49,728
VICI Properties, Inc.	2,641	83,007
Welltower, Inc. (1)	1,114	90,111
Weyerhaeuser Co.	1,904	63,803
		3,714,990
Retail - 4.9%
Advance Auto Parts, Inc.	155	10,896
AutoZone, Inc. (2)	155	386,471
Bath & Body Works, Inc. (1)	5,077	190,387
Best Buy Co., Inc. (1)	4,949	405,571
CarMax, Inc. (1)(2)	394	32,978
Chipotle Mexican Grill, Inc. (2)	61	130,479
Costco Wholesale Corp.	1,058	569,606
Darden Restaurants, Inc.	2,282	381,277
Dollar General Corp.	574	97,454
Dollar Tree, Inc. (2)	595	85,382
Domino's Pizza, Inc.	89	29,992
Genuine Parts Co.	3,156	534,090
The Home Depot, Inc.	2,645	821,643
Lowe's Companies, Inc.	1,559	351,866
McDonald's Corp.	6,104	1,821,495
O'Reilly Automotive, Inc. (2)	1,211	1,156,868
Ross Stores, Inc. (1)	7,004	785,359
Starbucks Corp. (1)	10,707	1,060,635
Target Corp.	1,204	158,808
The TJX Companies, Inc.	25,304	2,145,526
Tractor Supply Co. (1)	272	60,139
Ulta Beauty, Inc. (2)	1,016	478,125
Walgreens Boots Alliance, Inc. (1)	13,468	383,703
Walmart, Inc.	11,218	1,763,245
Yum! Brands, Inc.	6,252	866,215
		14,708,210
Semiconductors - 6.4%
Advanced Micro Devices, Inc. (2)	3,628	413,265
Analog Devices, Inc.	1,302	253,643
Applied Materials, Inc. (1)	15,881	2,295,440
Broadcom, Inc.	6,662	5,778,819
Intel Corp.	11,007	368,074
KLA Corp.	2,588	1,255,232
Lam Research Corp.	2,542	1,634,150
Microchip Technology, Inc.	10,272	920,268
Micron Technology, Inc.	8,247	520,468
Monolithic Power Systems, Inc.	115	62,126
NVIDIA Corp.	10,040	4,247,121
NXP Semiconductors NV	671	137,340
ON Semiconductor Corp. (2)	944	89,284
Qorvo, Inc. (2)	258	26,324
QUALCOMM, Inc.	2,914	346,883
Skyworks Solutions, Inc.	3,261	360,960
Teradyne, Inc. (1)	386	42,973
Texas Instruments, Inc.	2,412	434,208
		19,186,578
Shipbuilding - 0.0% (4)
Huntington Ingalls Industries, Inc.	99	22,532

Software - 11.2%
Activision Blizzard, Inc.	15,854	1,336,492
Adobe, Inc. (2)	3,440	1,682,126
Akamai Technologies, Inc. (2)	393	35,319
ANSYS, Inc. (2)	644	212,694
Autodesk, Inc. (2)	1,616	330,650
Broadridge Financial Solutions, Inc.	289	47,867
Cadence Design Systems, Inc. (2)	2,055	481,939
Ceridian HCM Holding, Inc. (1)(2)	291	19,488
Electronic Arts, Inc.	2,058	266,923
Fair Isaac Corp. (2)	60	48,553
Fidelity National Information Services, Inc.	4,855	265,568
Fiserv, Inc. (1)(2)	5,095	642,734
Intuit, Inc.	724	331,730
Jack Henry & Associates, Inc.	548	91,697
Microsoft Corp.	66,900	22,782,126
MSCI, Inc.	200	93,858
Oracle Corp.	6,249	744,193
Paychex, Inc. (1)	5,576	623,787
Paycom Software, Inc.	142	45,616
PTC, Inc. (2)	245	34,863
Roper Technologies, Inc.	803	386,082
Salesforce, Inc. (2)	7,355	1,553,817
ServiceNow, Inc. (2)	1,537	863,748
Synopsys, Inc. (2)	1,140	496,367
Take-Two Interactive Software, Inc. (2)	1,260	185,422
Tyler Technologies, Inc. (2)	102	42,480
		33,646,139
Telecommunications - 4.0%
Arista Networks, Inc. (2)	699	113,280
AT&T, Inc. (1)	160,300	2,556,785
Cisco Systems, Inc.	92,238	4,772,394
Corning, Inc. (1)	2,160	75,687
Juniper Networks, Inc.	951	29,795
Motorola Solutions, Inc.	3,586	1,051,702
T-Mobile US, Inc. (2)	3,167	439,896
Verizon Communications, Inc.	76,073	2,829,155
		11,868,694
Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	3,074	199,103

Transportation - 1.4%
C.H. Robinson Worldwide, Inc. (1)	2,590	244,366
CSX Corp.	5,341	182,128
Expeditors International of Washington, Inc. (1)	3,465	419,715
FedEx Corp.	4,722	1,170,584
J.B. Hunt Transport Services, Inc.	259	46,887
Norfolk Southern Corp.	997	226,080
Old Dominion Freight Line, Inc.	250	92,438
Union Pacific Corp.	1,602	327,801
United Parcel Service, Inc. - Class B	8,953	1,604,825
		4,314,824
Water - 0.0% (4)
American Water Works Co., Inc.	447	63,809

Total Common Stocks
(Cost $286,192,844)		299,224,097

Short-Term Investments - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund, Class X, 5.006% (3)	1,334,528	1,334,528
Total Short-Term Investments
(Cost $1,334,528)		1,334,528

Investments Purchased with Collateral from Securities Lending - 8.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.280% (3)	24,715,289	24,715,289
Total Investments Purchased with Collateral from Securities Lending
(Cost $24,715,289)		24,715,289

Total Investments in Securities - 108.5%
(Cost $312,242,661)		325,273,914
Liabilities in Excess of Other Assets - (8.5)%		(25,538,906)
Total Net Assets - 100.0%		$299,735,008

(1)
This security or a portion of this security was out on loan as of June 30, 2023. Total loaned securities had a value of $24,361,949 or 8.1% of net assets as of June 30, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	Non-income producing security.
(3)	The rate shown is the annualized seven-day effective yield as of June 30, 2023.
(4)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Gotham Enhanced 500 ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$299,224,097	$–	$–	$299,224,097
Short-Term Investments	–	1,334,528	–	–	1,334,528
Investments Purchased With Collateral From Securities Lending (2)	24,715,289	–	–	–	24,715,289
Total Investments in Securities	$24,715,289	$300,558,625	$–	$–	$325,273,914

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.